Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes
Income taxes
25.	Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
The Group’s subsidiaries operating in Hong Kong are subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2 million Hong Kong dollars of profits earned by a company are subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%.
The People’s Republic of China
Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically owned enterprises and foreign invested enterprises (the “FIEs”) are subject to a uniform tax rate of 25%. While the EIT Law equalizes the tax rates for FIEs and domestically-owned
enterprises, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high and new technology companies, regardless of whether these are domestically-owned
enterprises or FIEs.
In accordance with No. 23 of the State Administration of Taxation Announcement No. 2018: the Administrative Measures on Corporate Income Tax Preferential Policies (Revision 2018), the enterprise shall voluntarily assess and apply the relevant preferential tax rate according to the de facto operating situation and relevant tax regulations, the relevant supporting documents of which shall be retained for any examination by the tax authorities.
The Group’s subsidiaries and the variable interest entities in the PRC are all subject to the tax rate of 25% for the periods presented except for some subsidiaries that were entitled to the following preferential tax treatment, based on the Group’s assessment and relevant tax regulations:
During the years ended December 31, 2018 and 2019, Pinwei Software has applied for and was classified as “State Planning Key Software Enterprise” by the local tax authority and is entitled to a preferential tax rate of 10% pursuant to Circular Caishui (2012) 27 starting from the beginning of 2018.
Vipshop Jianyang and Vipshop Chongqing have been recognized as “encouraged enterprises in an industry sector encouraged by the PRC government” in the Western Region, and are entitled to a preferential tax rate of 15% for the years ended December 31, 2018 and 2019.
Vipshop Zhuhai is entitled to a preferential tax rate of 15% as it is located in an economy development zone in the PRC, and its primary business falls into the scopes of the encouraged industries stipulated in the related policies.
The term “encouraged enterprise in an industry sector encouraged by the PRC government” as used herein refers to an enterprise incorporated in certain region with primary business falling into the scopes of the encouraged industries stipulated in the existing related policies, including Catalogue of Encouraged Industries in the Western Region, Industrial Restructuring Guidance Catalogue (2011, revised in 2013), Catalogue for the Guidance of Foreign Investment Industries (Revised in 2017), Catalogue of Foreign-invested Advantage Industries in Central-Western Region (Revised in 2017), Circular of the Ministry of Finance and the State Administration of Taxation on the Preferential Enterprise Income Tax Policies and Catalogue for Hengqin New Area of Guangdong Province, Pingtan Comprehensive Experimental Area of Fujian Province and Qianhai
Shenzhen-Hong
Kong Modern Service Industry Cooperation Zone of Shenzhen City.
The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2018 and 2019, the Group had no unrecognized tax benefits. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.
According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 (US$14) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion, refusal to pay tax and tax fraud.
Income (loss) by tax jurisdictions:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income from China operations	3,320,283	3,770,270	5,161,228
Loss from non-China operations	(779,430)	(1,023,195)	(218,423)

Total income before tax and share of loss of equity - method investees	2,540,853	2,747,075	4,942,805

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income tax expenses applicable to China and Hong Kong operations
Current tax (Note)	780,013	682,309	974,207
Deferred tax	(153,873)	(115,705)	9,347

Total tax expenses	626,140	566,604	983,554

Note:
All current tax was related to income tax in PRC and Hong Kong.
Under the EIT Law, enterprises are classified as either resident or non-resident.
A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its “de facto management organization” located within the PRC.
Non-residential
enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its “de facto management organization” located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishments in the PRC.
Under the current EIT Implementation Regulations, “de facto management organization” is defined as the organization of an enterprise through which substantial and comprehensive management and control over the business, operations, personnel, accounting and properties of the enterprise are exercised. Under the Enterprises Income Tax Law of the People’s Republic of China which was promulgated on March 16, 2007 and took effect as of January 1, 2008 (the “New Tax Law”) and the New EIT Implementation Regulations, a resident enterprise’s global net income will be subject to a 25% enterprise income tax rate. Uncertainties exist with respect to how the New Tax Law and New EIT Implementation Regulations apply to the Group’s overall operations, and more specifically, with regard to tax residency status. On April 22, 2009, the State Administration of Taxation, or the SAT, issued SAT Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a
PRC-controlled
enterprise that is incorporated offshore is located in China. In addition, the SAT issued a bulletin on July 27, 2011 providing more guidance on the implementation of Circular 82 and clarifies matters such as resident status determination. Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New Tax Law purposes. Nevertheless, even if one or more of its legal entities organized outside of the PRC were characterized as PRC tax residents, most of them are still in accumulated loss position and no significant impact would be expected on the net current tax payable balance and the net deferred tax balance.
If the entity were to be
non-resident
for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in the Hong Kong Special Administrative Region (“Hong Kong SAR”), the withholding tax would be 5%.
Aggregate undistributed earnings of the Group’s subsidiaries and the VIEs in the PRC that are available for distribution to the Group of approximately RMB12,288.5 million and RMB14,840.7 million as of December 31, 2018 and 2019 respectively are considered to be indefinitely reinvested under ASC
740-30,
Accounting for Income Taxes—Special Areas
, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred income tax liability in respect of those undistributed earnings of approximately RMB614.4 million and RMB742.0 million as of December 31, 2018 and 2019 respectively.
A reconciliation of the income tax expense to income before income tax expense and share of loss of equity
-
method investees computed by applying the PRC statutory income tax rate of 25% per the consolidated statements of income and comprehensive income is as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income before income tax and share of loss of affiliates	2,540,853	2,747,075	4,942,805
Computed income tax expense at PRC EIT tax rate	635,213	686,769	1,235,701
Effect of non-deductible expenses, including:
-Share-based compensation expenses	166,774	167,803	163,033
-Other non-deductible expenses	67,911	65,497	36,838
Effect of different tax rates of subsidiaries operating in other jurisdiction	8,634	10,454	17,834
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(329,048)	(397,437)	(562,898)
Effect of non-taxable income	(30,075)	(58,053)	(15,800)
Change in valuation allowance	106,731	91,571	108,846

Income tax expenses	626,140	566,604	983,554

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
The aggregate effect	329,048	397,437	562,898
Per share effect:
Class A and Class B ordinary share:
—basic	2.80	3.00	4.22
—diluted	2.62	2.84	4.14
The principal components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	356,293	322,464
Allowance for doubtful debts	44,621	46,691
Impairment of other investments	13,980	32,063
Inventory write-down	126,755	171,884
Payroll payable and other accruals	14,750	14,751
Deferred income	178,910	277,658
Impairment of property and equipment	—	117,837
Impairment of land use rights	—	13,752
Others	6,093	3,939
Less: valuation allowance	(352,632)	(461,478)

Total deferred tax assets-non - current	388,770	539,561

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax liability:
Intangible assets	4,960	—
Fair value adjustments of long-lived assets from business acquisition	—	89,217
Revaluation of other investments	—	36,385
Others	—	39,496

Total deferred tax liability-non-current	4,960	165,098

The amount of tax loss carried forward was RMB1,700,028 and RMB1,234,799 of December 31, 2018 and 2019, respectively, for the Group’s certain subsidiaries and VIEs.
The Group has provided a valuation allowance for the deferred tax assets relating to the future benefit of net operating loss carry forwards and other deferred tax assets of certain subsidiaries as of December 31, 2018 and 2019, respectively, as management is not able to conclude that the future realization of some of those net operating loss carry forwards and other deferred tax assets are more likely than not.